UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21856

RMR ASIA PACIFIC REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Asia Pacific Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Hugh Carter
State Street Bank and Trust Company
  2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Thomas Reyes, Esq.
State Street Bank and Trust Company
 2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1.  Schedule of Investments.

RMR Asia Pacific Real Estate Fund

Portfolio of Investments  –  September 30, 2006 (unaudited)

Company	Shares	Value
Common Stocks – 99.0%
Australia – 19.6%
Diversified – 12.2%
Australand Property Group	850,000	$1,152,979
FKP Property Group	232,240	977,949
GPT Group *	210,000	735,611
Multiplex Group *	600,000	1,574,073
		4,440,612
Hospitality – 2.0%
Grand Hotel Group *	900,000	724,431
Office – 4.3%
Macquarie Goodman Group	320,000	1,554,994
Residential – 1.1%
Peet, Ltd.	127,000	391,864
Total Australia (Cost $6,802,600)		7,111,901
Hong Kong – 27.3%
Diversified – 6.7%
Hongkong Land Holdings, Ltd.	130,000	504,400
Hysan Development Co., Ltd	330,000	846,322
Shui On Land, Ltd. (a)	150,000	103,008
Shun TAK Holdings, Ltd.	840,000	991,958
		2,445,688
Hospitality – 4.1%
Sun Hung Kai Properties, Ltd.	135,000	1,472,053
Office – 6.7%
Champion Real Estate Investment Trust (a)*	2,000,000	990,932
Great Eagle Holdings, Ltd.	400,000	1,458,158
		2,449,090
Retail – 9.8%
Hang Lung Properties, Ltd.	960,000	2,047,993
The Link REIT *	720,000	1,499,028
		3,547,021
Total Hong Kong (Cost $9,440,349)		9,913,852
Japan – 40.8%
Diversified – 28.4%
Daiwasystems Co., Ltd.	22,100	472,402
Mitsubishi Estate Co., Ltd.	155,000	3,385,397
Mitsui Fudosan Co., Ltd	125,000	2,841,270
Sumitomo Realty & Development Co., Ltd.	123,000	3,613,206
		10,312,275
Office – 7.7%
Nippon Commercial Investment Corp. (a)*	10	40,381
NTT Urban Development Corp.	240	1,917,968
Tokyu REIT, Inc. *	110	845,545
		2,803,894
Retail – 4.7%
ASK Planning Center, Inc.	84,000	356,978
Diamond City Co., Ltd.	29,000	1,372,360
		1,729,338
Total Japan (Cost $13,375,146)		14,845,507

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
New Zealand – 2.2%
Office – 2.2%
AMP NZ Office Trust	1,100,000	$818,611
Total New Zealand (Cost $795,422)		818,611
Singapore – 7.2%
Diversified – 5.2%
Capitacommercial Trust *	685,000	953,156
Capitaland, Ltd.	300,000	953,880
		1,907,036
Industrial – 1.6%
Mapletree Logistics Trust *	980,000	573,839
Retail – 0.4%
Frasers Centrepoint Trust (b)*	190,000	143,554
Total Singapore (Cost $2,277,499)		2,624,429
Thailand – 1.9%
Retail – 1.9%
Central Pattana Public Co., Ltd.	1,375,000	702,782
Total Thailand (Cost $737,324)		702,782
Total Common Stocks (Cost $33,428,340)		36,017,082
Short-Term Investments – 2.6%
Other Investment Companies – 2.6%
SSgA Money Market Fund, 4.95% (c) (Cost $928,246)	928,246	928,246
Total Investments – 101.6% (Cost $34,356,586) (d)		36,945,328
Other assets less liabilities – (1.6)%		(578,484)
Net Assets – 100%		$36,366,844

Notes to Portfolio of Investments

*	Company is organized as a real estate investment trust as defined by the laws of its country of domicile.
(a)	Non-income producing security.
(b)	Non-income producing security as first dividend paid subsequent to September 30, 2006.
(c)	Rate reflects 7 day yield as of September 30, 2006.
(d)	The cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments as of September 30, 2006, are as follows:

Cost	$34,356,586

Gross unrealized appreciation	$3,225,978
Gross unrealized depreciation	(637,236)
Net unrealized appreciation	$2,588,742

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR ASIA PACIFIC REAL ESTATE FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 16, 2006

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 16, 2006